Business Combinations	12 Months Ended
Mar. 31, 2012
Business Combinations

3. Business Combinations

(1) Gigaphoton Inc.

On May 18, 2011, the Company acquired additional 50,000 shares of Gigaphoton Inc. (hereinafter “Gigaphoton”) for cash consideration of ¥7,500 million ($91,463 thousand).

Prior to the additional acquisition, the Company held a 50.0% equity interest in Gigaphoton and accounted for the investment by the equity method. As a result of the additional investment, the Company’s ownership increased to 100.0% and Gigaphoton became a consolidated subsidiary of the Company.

Gigaphoton was established by Ushio Inc. (hereinafter “Ushio”) and the Company as a 50-50 joint-venture company to develop, manufacture, sell and service excimer laser light sources for lithography tools in August 2000.

To develop an extreme ultraviolet light source, Ushio and Gigaphoton have been working on different methods. Because Gigaphoton and Ushio will be competing on the same market, Ushio and the Company have decided to terminate the joint-venture agreement. As a wholly owned subsidiary of the Company, Gigaphoton is expected further expand its conventional excimer laser business and also accelerate the pace of research and development by teaming up with the Company to create an extreme ultraviolet light source as the basis for next-generation lithography tools.

Following is a summary of the assets acquired and liabilities assumed adjusted to reflect purchase price allocation as of the date of acquisition:

	Millions of yen	Thousands of U.S. dollars
Consideration
Cash and cash equivalents	¥7,500	$91,463

Fair value of total consideration transferred	7,500	91,463
Fair value of Komatsu’s equity interest in Gigaphoton held before the business combination	7,500	91,463

	¥15,000	$182,926

Acquisition-related cost (included in selling, general and administrative expenses)	¥36	$439

Recognized amounts of identifiable assets and liabilities assumed
Current assets	¥14,859	$181,206
Property, plant and equipment	2,376	28,976
Intangible assets	7,425	90,549
Other assets	15	183

Total assets acquired	24,675	300,914

Current liabilities	(7,860)	(95,854)
Long-term liabilities	(2,896)	(35,317)

Total liabilities assumed	(10,756)	(131,171)

Net assets acquired	13,919	169,743

Goodwill	1,081	13,183

	¥15,000	$182,926

The goodwill of ¥1,081 million ($13,183 thousand) was assigned to the Industrial Machinery and Others operating segment. The goodwill is not deductible for tax purposes.

As a result of remeasuring to fair value its 50% equity interest in Gigaphoton held before the business combination, a gain of ¥2,592 million ($31,610 thousand) was recorded in other expenses, net in the accompanying consolidated statement of income for the fiscal years ended March 31, 2012.

The amounts of Gigaphoton’s sales and net income included in Komatsu’s consolidated income statement since the date of acquisition of the additional 50.0% equity interest for the year ended March 31, 2012 were immaterial. Net sales and net income attributable to Komatsu Ltd. of the combined entity had the acquisition date been April 1, 2010 or April 1, 2009 would not differ materially from the amounts reported in the consolidated financial statements for the fiscal years ended March 31, 2011 and 2010.

(2) Komatsu Australia Corporate Finance Pty. Ltd.

In May, 2009, Komatsu acquired the additional shares of Komatsu Australia Corporate Finance Pty. Ltd. (hereinafter “KACF”) effected by a capital investment in KACF of ¥1,684 million, 3,144,898 shares out of 3,489,796 shares.

Prior to the additional acquisition, Komatsu held a 50.0% equity interest in KACF and accounted for the investment by the equity method. As a result of the additional investment, Komatsu’s ownership increased to 60.0% and KACF became a consolidated subsidiary of Komatsu.

Komatsu expects the acquisition will expand its business in relation to construction and mining equipment in the entire value chain including retail finance in Oceania strengthening its control and governance to KACF.

Following is a summary of the assets acquired and liabilities assumed adjusted to reflect purchase price allocation as of the date of acquisition as well as the fair value at the acquisition date of the noncontrolling interest:

Millions of yen
Consideration
Cash and cash equivalents	¥1,684

Fair value of total consideration transferred	1,684
Fair value of Komatsu’s equity interest in KACF held before the business combination	696

¥2,380

Recognized amounts of identifiable assets and liabilities assumed
Current assets	¥34,478
Property, plant and equipment	15,692
Intangible assets	2
Other assets	232

Total assets acquired	50,404

Current liabilities	(33,174)
Long-term liabilities	(13,999)

Total liabilities assumed	(47,173)

Net assets acquired	3,231

Noncontrolling interest	(1,587)

Goodwill	736

¥2,380

The goodwill of ¥736 million was assigned to the construction, mining and utility equipment segment. Goodwill is not deductible for tax purposes.

Remeasurement to fair value its 50% equity interest in KACF held before the business combination did not have a material impact on the consolidated income statement for the year ended March 31, 2010.

The amounts of KACF’s sales and net income included in Komatsu’s consolidated income statement since the date of acquisition of the additional 10.0% equity interest for the year ended March 31, 2010 were immaterial. Net sales and net income attributable to Komatsu Ltd. of the combined entity had the acquisition date been April 1, 2009 would not also differ materially from the amounts reported in the consolidated financial statements for the fiscal years ended March 31, 2010.